Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	2021 RMB million	2020 RMB million
Consumable spare parts and maintenance materials	1,559	1,613
Other supplies	173	219

	1,732	1,832
Less: provision	(80)	(72)

	1,652	1,760

Impairment of Inventory	Provision for inventories is shown as below:

	2021 RMB million	2020 RMB million
At January 1	72	54
Provision for inventories	17	56
Written - off upon disposal	(9)	(38)

At December 31	80	72